Forfeiture Shares (Details) - Schedule of changes in fair value of forfeited shares - Level 3 [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of year	$ 4,658
Issuance of Forfeiture Shares		4,485
Changes in fair value	(2,907)	173
Balance at end of year	$ 1,751	$ 4,658